Current financial assets and Cash and cash equivalents - Summary of Sensitivity of the Instrument (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
IPO [Member] | IPO probability 5%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	$ 7,175,623
IPO [Member] | IPO probability 10%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	7,907,331
IPO [Member] | IPO probability 15%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	8,639,039
Cytovia Therapeutics, Inc. [Member] | Default probability 100%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	1,857,325
Cytovia Therapeutics, Inc. [Member] | Default probability 95%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	7,907,331
Cytovia Therapeutics, Inc. [Member] | Default probability 90%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	$ 9,726,000